ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		June 30, 2024 Fair Value

	Investments in Securities – 110.46%
	Common Stocks – 107.23%
	Brazil – 0.26%
	Finance – Investment Banker / Broker – 0.39%
1,288,020	XP Inc, Class A (a)	$22,656,272

	Total Brazil (cost $32,737,363)	$22,656,272

	China – 4.78%
	Auto – Cars / Light Trucks – 0.85%
2,511,000	BYD Co Ltd, Class H	74,615,365

	B2B / E-Commerce – 1.06%
11,475,127	Full Truck Alliance Co Ltd ADR	92,260,021

	Enterprise Software / Services – 0.05%
16,262,903	Ming Yuan Cloud Group Holdings Ltd	4,228,513

	Entertainment Software – 0.42%
380,378	NetEase Inc ADR	36,356,529

	Real Estate Management / Services – 0.90%
5,563,890	KE Holdings Inc ADR	78,729,044

	Schools – 0.67%
754,856	New Oriental Education & Technology Group Inc ADR *	58,674,957

	Web Portals / ISP – 0.83%
842,379	Baidu Inc ADR * (a)	72,848,936

	Total China (cost $433,772,233)	$417,713,365

	France – 7.05%
	Aerospace / Defense – Equipment – 7.05%
1,588,376	Airbus SE	218,342,382
1,880,204	Safran SA	397,782,445

	Total France (cost $402,409,313)	$616,124,827

	Germany – 3.14%
	Aerospace / Defense – 1.07%
365,494	MTU Aero Engines AG	93,542,305

	Athletic Footwear – 1.05%
384,275	adidas AG	91,841,821

	Machinery – Electric Utility – 1.02%
3,431,307	Siemens Energy AG *	89,400,105

	Total Germany (cost $249,781,232)	$274,784,231

	Hong Kong – 3.22%
	Casino Hotels – 0.70%
13,151,000	Galaxy Entertainment Group Ltd	61,313,164

	E-Commerce / Products – 0.96%
3,234,867	JD.com Inc ADR (a)	83,588,963

	E-Commerce / Services – 1.56%
9,600,900	Meituan, Class B *	136,621,665

	Total Hong Kong (cost $278,278,983)	$281,523,792

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2024 Fair Value

	Common Stocks (continued)
	Japan – 4.11%
	Audio / Video Products – 2.66%
2,736,300	Sony Group Corp	$232,022,454

	Machinery - Electric Utility – 1.07%
4,184,300	Hitachi Ltd	93,669,429

	Web Portals / ISP – 0.38%
13,704,345	LY Corp	33,132,039

	Total Japan (cost $283,269,104)	$358,823,922

	Netherlands – 3.76%
	Medical - Biomedical / Genetics – 0.73%
147,042	Argenx SE ADR *	63,233,942

	Semiconductor Equipment – 3.03%
259,189	ASML Holding NV (a)	265,080,366

	Total Netherlands (cost $226,246,447)	$328,314,308

	Taiwan – 7.59%
	Semiconductor Components - Integrated Circuits – 7.59%
3,814,529	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	663,003,285

	Total Taiwan (cost $368,823,419)	$663,003,285

	United States – 71.30%
	Aerospace / Defense – 1.35%
92,481	TransDigm Group Inc (a)	118,154,650

	Aerospace / Defense - Equipment – 0.36%
146,897	General Electric Co	23,352,216
154,662	Loar Holdings Inc *	8,260,497

		31,612,713

	Applications Software – 5.13%
672,479	Elastic NV *	76,602,083
790,466	Microsoft Corp (a)	353,298,779
408,183	Smartsheet Inc, Class A *	17,992,707

		447,893,569

	Building Products - Cement / Aggregate – 2.75%
256,478	Martin Marietta Materials Inc (a)	138,959,780
405,458	Vulcan Materials Co (a)	100,829,295

		239,789,075

	Coatings / Paint – 0.51%
149,809	Sherwin-Williams Co (a)	44,707,500

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2024 Fair Value

	Common Stocks (continued)
	United States (continued)
	Commercial Services – 0.81%
29,845	Cintas Corp (a)	$20,899,260
196,054	Quanta Services Inc	49,815,361

		70,714,621

	Commercial Services - Finance – 1.16%
766,901	Block Inc * (a)	49,457,445
2,757,644	Marqeta Inc, Class A *	15,111,889
82,861	S&P Global Inc (a)	36,956,006

		101,525,340

	Communications Software – 0.24%
748,501	RingCentral Inc, Class A *	21,107,728
	Computer Aided Design – 4.70%
744,002	Cadence Design Systems Inc *	228,966,616
305,348	Synopsys Inc *	181,700,381

		410,666,997

	Computers – 1.31%
832,824	Dell Technologies Inc, Class C (a)	114,854,758

	E-Commerce / Products – 7.33%
3,312,038	Amazon.com Inc * (a)	640,051,344

	E-Commerce / Services – 2.40%
507,096	Expedia Group Inc *	63,889,025
2,009,653	Uber Technologies Inc *	146,061,580

		209,950,605

	Electric - Generation – 2.76%
1,204,533	Constellation Energy Corp	241,231,824

	Electronic Components - Semiconductors – 2.86%
1,095,896	Analog Devices Inc (a)	250,149,221

	Electronic Connectors – 0.79%
1,019,485	Amphenol Corp, Class A	68,682,704

	Enterprise Software / Services – 0.74%
1,034,084	SS&C Technologies Holdings Inc	64,806,044

	Finance - Credit Card – 4.00%
372,670	Mastercard Inc, Class A (a)	164,407,097
704,669	Visa Inc, Class A (a)	184,954,472

		349,361,569

	Finance - Other Services – 1.35%
861,654	Intercontinental Exchange Inc	117,951,816

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2024 Fair Value

	Common Stocks (continued)
	United States (continued)
	Independent Power Producer – 2.13%
2,163,955	Vistra Corp	$186,056,851

	Internet Content - Entertainment – 8.75%
1,515,823	Meta Platforms Inc, Class A (a)	764,308,273

	Machinery - Electric Utility – 0.19%
98,027	GE Vernova Inc *	16,812,611

	Medical - Biomedical / Genetics – 2.73%
1,586,819	Akero Therapeutics Inc * (a)	37,226,774
3,463,712	BioCryst Pharmaceuticals Inc *	21,405,740
437,689	Blueprint Medicines Corp * (a)	47,174,120
1,127,315	Cabaletta Bio Inc *	8,432,316
784,099	Keros Therapeutics Inc * (a)	35,833,324
273,910	Sarepta Therapeutics Inc * (a)	43,277,780
1,092,706	Ultragenyx Pharmaceutical Inc * (a)	44,910,217

		238,260,271

	Medical - Drugs – 0.40%
1,864,510	ORIC Pharmaceuticals Inc *	13,182,086
1,147,095	PMV Pharmaceuticals Inc *	1,858,294
490,138	Rhythm Pharmaceuticals Inc *	20,125,066

		35,165,446

	REITS - Diversified – 2.21%
209,129	American Tower Corp (a)	40,650,495
201,601	Equinix Inc	152,531,317

		193,181,812

	Retail - Apparel / Shoes – 1.31%
787,826	Ross Stores Inc (a)	114,486,874

	Retail - Building Products – 0.55%
219,698	Lowe’s Cos Inc	48,434,621

	Retail - Major Department Store – 2.87%
2,279,338	TJX Companies Inc (a)	250,955,114

	Retail - Restaurants – 1.35%
1,405,450	Chipotle Mexican Grill Inc * (a)	88,051,443
227,694	Yum! Brands Inc	30,160,347

		118,211,790

	Semiconductor Equipment – 8.26%
490,137	Applied Materials Inc	115,667,431
411,193	KLA Corp	339,032,740
176,166	Lam Research Corp (a)	187,590,365
534,445	Teradyne Inc (a)	79,252,849

		721,543,385

	Total United States (cost $3,361,485,758)	$6,230,629,126

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		June 30, 2024 Fair Value

	Common Stocks (continued)
	Uruguay – 2.02%
	Commercial Services - Finance – 0.17%
1,812,344	Dlocal Ltd *	$14,661,863

	E-Commerce / Services – 1.85%
98,592	MercadoLibre Inc *	162,026,094

	Total Uruguay (cost $77,248,724)	$176,687,957

	Total Common Stock (cost $5,714,052,576)	$9,370,261,085

	Short-Term Securities – 3.22%
	United States – 3.22%
281,647,916	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 5.18% (a) (b)	$281,647,916

	Total United States (cost $281,647,916)	$281,647,916

	Total Short-Term Securities (cost $281,647,916)	$281,647,916

	Total Investments in Securities (cost $5,995,700,492) - 110.46%	$9,651,909,001

	Other Liabilities in Excess of Assets - (10.46%)	(913,832,004)

	Net Assets - 100.00%	$8,738,076,997

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on June 30, 2024. $281,168,597 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	June 30, 2024 Percentage of Net Assets (%)
Aerospace / Defense	2.42
Aerospace / Defense - Equipment	7.41
Applications Software	5.13
Athletic Footwear	1.05
Audio / Video Products	2.66
Auto - Cars / Light Trucks	0.85
B2B / E-Commerce	1.06
Building Products - Cement / Aggregate	2.75
Casino Hotels	0.70
Coatings / Paint	0.51
Commercial Services - Finance	0.81
Commercial Services	1.33
Communications Software	0.24
Computer Aided Design	4.70
Computers	1.31
E-Commerce / Products	8.29
E-Commerce / Services	5.81
Electric - Generation	2.76
Electronic Components - Semiconductors	2.86
Electronic Connectors	0.79
Enterprise Software / Services	0.79

Investments in Securities -By Industry	June 30, 2024 Percentage of Net Assets (%)
Entertainment Software	0.42
Finance - Credit Card	4.00
Finance - Investment Banker / Broker	0.26
Finance - Other Services	1.35
Independent Power Producer	2.13
Internet Content - Entertainment	8.75
Machinery - Electric Utility	2.29
Medical - Biomedical / Genetics	3.46
Medical - Drugs	0.40
Real Estate Management / Services	0.90
REITS - Diversified	2.21
Retail - Apparel / Shoes	1.31
Retail - Building Products	0.55
Retail - Major Department Store	2.87
Retail - Restaurants	1.35
Schools	0.67
Semiconductor Components - Integrated Circuits	7.59
Semiconductor Equipment	11.29
Short-Term Securities	3.22
Web Portals / ISP	1.21

Total Investments in Securities	110.46%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		June 30, 2024 Fair Value
		Purchased Options – 9.91%
		Equity Options – 9.70%
		Equity Call Options – 7.90%
		Taiwan – 0.58%
		Semiconductor Components - Integrated Circuits – 0.58%
$ 514,635,000	31,190	Taiwan Semiconductor Manufacturing Co Ltd ADR, 8/16/2024, $165.00	$50,683,750

		Total Taiwan (cost $75,418,257)	$50,683,750

		United States – 7.32%
		Applications Software – 0.93%
1,380,192,000	31,368	Microsoft Corp, 8/16/2024, $440.00	61,794,960
136,570,000	1,951	ServiceNow Inc, 8/16/2024, $700.00	19,041,760

			80,836,720

		Auto - Cars / Light Trucks – 0.54%
386,428,000	20,888	Tesla Inc, 8/16/2024, $185.00	47,415,760

		Casino Hotels – 0.26%
84,993,000	20,730	Las Vegas Sands Corp, 9/20/2024, $41.00	9,535,800
116,721,000	14,148	Wynn Resorts Ltd, 9/20/2024, $82.50	13,369,860

			22,905,660

		E-Commerce / Products – 1.05%
1,160,843,000	61,097	Amazon.com Inc, 9/20/2024, $190.00	91,645,500

		E-Commerce / Services – 0.46%
250,800,000	660	Booking Holdings Inc, 9/20/2024, $3,800.00	19,800,000
121,930,000	12,193	DoorDash Inc, Class A, 11/15/2024, $100.00	20,606,170

			40,406,170

		Electronic Components - Semiconductors – 2.81%
1,080,754,500	102,929	NVIDIA Corp, 9/20/2024, $105.00	245,485,665

		Hotels & Motels – 0.41%
151,052,500	8,165	Hilton Worldwide Holdings Inc, 10/18/2024, $185.00	29,067,400
134,784,000	5,616	Marriott International Inc, Class A, 9/20/2024, $240.00	6,739,200

			35,806,600

		Internet Content - Entertainment – 0.86%
528,891,000	11,253	Meta Platforms Inc, Class A, 8/16/2024, $470.00	57,165,240
112,140,000	1,869	Netflix Inc, 9/20/2024, $600.00	17,746,155

			74,911,395

		Total United States (cost $607,244,823)	$639,413,470

		Total Equity Call Options (cost $682,663,080)	$690,097,220

		Equity Put Options – 1.80%
		United States – 1.80%
		Growth & Income - Large Cap – 0.31%
2,596,976,000	56,456	SPDR S&P 500 ETF Trust, 12/20/2024, $460.00	18,235,288
1,114,511,000	23,713	SPDR S&P 500 ETF Trust, 12/20/2024, $470.00	8,987,227

			27,222,515

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			June 30, 2024 Fair Value
		Equity Put Options (continued)
		United States (continued)
		Sector Fund - Technology – 1.45%
$ 3,797,278,332	89,394	Invesco QQQ Trust Series 1, 12/20/2024, $424.78		$57,837,918

3,440,052,000	78,183	Invesco QQQ Trust Series 1, 12/20/2024, $440.00		69,270,138

				127,108,056

		Semiconductor Equipment – 0.04%
55,080,000	3,672	Teradyne Inc, 8/16/2024, $150.00		3,304,800

		Total United States (cost $248,264,027)		$157,635,371

		Total Equity Put Options (cost $248,264,027)		$157,635,371

		Total Equity Options (cost $930,927,107)		$847,732,591

		Currency Put Options – 0.21%
		United States – 0.21%
		Currency – 0.21%	Counterparty
271,319,753	271,319,753	USD / BRL, 12/20/2024, $5.40	Merrill Lynch Professional Clearing Corp	16,715,821
645,376,225	645,376,225	USD / CNH, 12/20/2024, $7.60	Merrill Lynch Professional Clearing Corp	1,234,477

		Total United States (cost $8,602,910)		$17,950,298

		Total Currency Put Options (cost $8,602,910)		$17,950,298

		Total Purchased Options (cost $939,530,017)		$865,682,889

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	June 30, 2024 Percentage of Net Assets (%)
Applications Software	0.93
Auto - Cars / Light Trucks	0.54
Casino Hotels	0.26
Currency	0.21
E-Commerce / Products	1.05
E-Commerce / Services	0.46
Electronic Components - Semiconductors	2.81

Purchased Options - By Industry	June 30, 2024 Percentage of Net Assets (%)
Growth & Income - Large Cap	0.31
Hotels & Motels	0.41
Internet Content - Entertainment	0.86
Sector Fund - Technology	1.45
Semiconductor Components - Integrated Circuits	0.58
Semiconductor Equipment	0.04

Total Purchased Options	9.91%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		June 30, 2024 Fair Value
	Securities Sold, Not Yet Purchased – 49.34%
	Common Stocks – 49.34%
	Canada – 0.35%
	Medical - Drugs – 0.00%
15,956	Canopy Growth Corp	$102,916

	Private Equity – 0.35%
738,966	Brookfield Corp	30,696,648

	Total Canada (proceeds $32,927,220)	$30,799,564

	China – 1.73%
	Auto - Cars / Light Trucks – 0.36%
3,233,973	NIO Inc ADR	13,453,328
2,450,687	XPeng Inc ADR	17,963,536

		31,416,864

	Internet Content - Information / Networks – 1.11%
8,577,400	Kuaishou Technology	50,701,515
965,300	Tencent Holdings Ltd	46,043,205

		96,744,720

	Metal Processors & Fabrication – 0.00%
2,507,041	China Zhongwang Holdings Ltd	539,466

	Retail - Drug Store – 0.02%
1,088,000	Ping An Healthcare and Technology Co Ltd	1,594,221

	Wireless Equipment – 0.24%
9,926,800	Xiaomi Corp, Class B	20,953,668

	Total China (proceeds $185,270,593)	$151,248,939

	France – 0.73%
	Computer Services – 0.34%
149,490	Capgemini SE	29,752,094

	REITS - Regional Malls – 0.09%
298,887	Klepierre SA	8,001,897

	REITS - Shopping Centers – 0.30%
334,133	Unibail-Rodamco-Westfield	26,328,030

	Total France (proceeds $49,928,259)	$64,082,021

	Germany – 0.31%
	Electronic Components - Semiconductors – 0.31%
734,486	Infineon Technologies AG	27,004,394

	Total Germany (proceeds $27,428,585)	$27,004,394

	Hong Kong – 0.51%
	Airlines – 0.38%
2,940,823	American Airlines Group Inc	33,319,525

	Electric - Integrated – 0.13%
2,054,300	Power Assets Holdings Ltd	11,116,912

	Total Hong Kong (proceeds $47,674,715)	$44,436,437

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2024 Fair Value
	Common Stocks (continued)
	Ireland – 1.06%
	Computer Services – 1.06%
305,415	Accenture PLC, Class A	$92,665,965

	Total Ireland (proceeds $102,044,850)	$92,665,965

	Israel – 0.17%
	Auto / Truck Parts & Equipment - Original – 0.17%
536,539	Mobileye Global Inc, Class A	15,068,698

	Total Israel (proceeds $17,851,165)	$15,068,698

	Japan – 0.29%
	Auto - Cars / Light Trucks – 0.29%
1,240,900	Toyota Motor Corp	25,379,591

	Total Japan (proceeds $20,307,941)	$25,379,591

	Switzerland – 0.89%
	Computers - Peripheral Equipment – 0.25%
220,561	Logitech International SA	21,367,950

	Electronic Components - Semiconductors – 0.34%
759,357	STMicroelectronics NV	29,827,543

	Medical - Drugs – 0.30%
247,120	Novartis AG ADR	26,308,395

	Total Switzerland (proceeds $72,313,275)	$77,503,888

	Taiwan – 0.15%
	Semiconductor Components - Integrated Circuits – 0.15%
1,473,501	United Microelectronics Corp ADR	12,907,869

	Total Taiwan (proceeds $15,066,838)	$12,907,869

	Thailand – 0.24%
	Diversified Manufacturers Operations – 0.24%
85,775	Fabrinet	20,996,862

	Total Thailand (proceeds $20,634,853)	$20,996,862

	United States – 42.91%
	Advertising Agencies – 0.44%
433,103	Omnicom Group Inc	38,849,339

	Advertising Services – 0.31%
921,037	Interpublic Group of Cos Inc	26,792,966

	Aerospace / Defense – 0.62%
296,130	Boeing Co	53,898,621

	Apparel Manufacturers – 0.07%
1,331,335	Hanesbrands Inc	6,563,482

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Applications Software – 0.13%
831,847	Asana Inc, Class A	$11,637,540

	Auto - Cars / Light Trucks – 5.74%
4,330,423	Ford Motor Co	54,303,504
2,260,624	Tesla Inc	447,332,277

		501,635,781

	Broadcasting Services / Programming – 0.12%
1,364,078	Warner Bros Discovery Inc	10,148,740

	Cable / Satellite TV – 0.88%
256,119	Charter Communications Inc, Class A	76,569,336

	Cellular Telecommunications – 1.76%
874,933	T-Mobile US Inc	154,145,696

	Commercial Banks Non-US – 0.31%
374,432	East West Bancorp Inc	27,419,655

	Commercial Banks - Eastern US – 0.17%
2,123,866	Valley National Bancorp	14,824,585

	Commercial Banks - Western US – 0.30%
374,061	Cathay General Bancorp	14,109,581
717,599	CVB Financial Corp	12,371,407

		26,480,988

	Commercial Services - Finance – 0.88%
176,450	Global Payments Inc	17,062,715
577,807	H&R Block Inc	31,334,474
487,501	PayPal Holdings Inc	28,289,683

		76,686,872

	Computers – 0.59%
244,334	Apple Inc	51,461,627

	Computer Data Security – 1.34%
539,562	Fortinet Inc	32,519,402
316,095	Qualys Inc	45,075,147
300,144	Rapid7 Inc	12,975,225
225,921	Tenable Holdings Inc	9,845,637
85,776	Zscaler Inc	16,485,289

		116,900,700

	Computer Services – 1.00%
1,078,303	Cognizant Technology Solutions Corp, Class A	73,324,604
73,473	EPAM Systems Inc	13,821,006

		87,145,610

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Computer Software – 0.52%
805,299	C3.ai Inc, Class A	$23,321,459
573,560	Dropbox Inc, Class A	12,887,893
273,220	Teradata Corp	9,442,483

		45,651,835

	Consulting Services – 0.55%
176,942	Verisk Analytics Inc	47,694,716

	Consumer Products - Miscellaneous – 0.40%
257,062	Kimberly-Clark Corp	35,525,968

	Cruise Lines – 0.37%
1,715,480	Carnival Corp	32,113,786

	E-Commerce / Products – 0.43%
720,129	Wayfair Inc, Class A	37,972,402

	Electronic Components - Semiconductors – 10.41%
671,141	GLOBALFOUNDRIES Inc	33,932,889
343,096	Marvell Technology Inc	23,982,410
1,251,742	Microchip Technology Inc	114,534,393
63,718	Monolithic Power Systems Inc	52,355,806
4,514,380	NVIDIA Corp	557,706,505
654,015	Texas Instruments Inc	127,225,538

		909,737,541

	Enterprise Software / Services – 0.72%
132,209	BlackLine Inc	6,405,526
309,570	Veeva Systems Inc, Class A	56,654,406

		63,059,932

	Finance - Credit Card – 0.12%
824,354	Western Union Co	10,073,606

	Food - Miscellaneous / Diversified – 2.63%
1,214,699	Campbell Soup Co	54,892,248
599,529	Conagra Brands Inc	17,038,614
1,295,387	General Mills Inc	81,946,182
374,060	Kellanova	21,575,781
1,683,413	Kraft Heinz Co	54,239,567

		229,692,392

	Hotels & Motels – 0.83%
609,496	Choice Hotels International Inc	72,530,024

	Internet Content - Entertainment – 0.17%
244,486	Roku Inc	14,652,046

	Internet Security – 0.57%
146,457	Palo Alto Networks Inc	49,650,388

	Investment Management / Advisory Services – 1.04%
789,334	T Rowe Price Group Inc	91,018,104

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Machinery - Farm – 0.21%
199,877	Toro Co	18,690,498

	Medical - Biomedical / Genetics – 0.56%
156,954	Amgen Inc	$49,040,277

	Medical - Drugs – 0.83%
513,427	Bristol-Myers Squibb Co	21,322,623
349,380	Johnson & Johnson	51,065,381

		72,388,004

	Private Equity – 0.79%
559,513	Blackstone Inc	69,267,709

	Real Estate Management / Services – 0.93%
487,282	Anywhere Real Estate Inc	1,612,903
432,954	CBRE Group Inc, Class A	38,580,531
399,774	CoStar Group Inc	29,639,244
1,057,442	Cushman & Wakefield PLC	10,997,397

		80,830,075

	REITS - Health Care – 0.23%
398,365	Ventas Inc	20,420,190

	REITS - Office Property – 2.09%
413,772	Brandywine Realty Trust	1,853,699
868,063	BXP Inc	53,437,958
1,622,128	Douglas Emmett Inc	21,590,524
344,134	Hudson Pacific Properties Inc	1,655,285
557,717	Kilroy Realty Corp	17,384,039
922,043	SL Green Realty Corp	52,224,516
1,295,910	Vornado Realty Trust	34,069,474

		182,215,495

	REITS - Shopping Centers – 0.06%
284,439	Kimco Realty Corp	5,535,183

	REITS - Storage – 0.73%
220,839	Public Storage	63,524,338

	Retail - Major Department Store – 0.43%
1,774,269	Nordstrom Inc	37,649,988

	Retail - Miscellaneous / Diversified – 0.10%
800,932	Sally Beauty Holdings Inc	8,594,000

	Retail - Regional Department Store – 0.68%
1,408,686	Kohl’s Corp	32,385,691
1,430,680	Macy’s Inc	27,469,056

		59,854,747

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		June 30, 2024 Fair Value
	Common Stocks (continued)
	United States (continued)
	Telephone - Integrated – 0.98%
2,316,919	AT&T Inc	$44,276,322
994,854	Verizon Communications Inc	41,027,779

		85,304,101

	Transport - Services – 0.87%
858,390	C.H. Robinson Worldwide Inc	75,641,326

	Total United States (proceeds $3,777,378,051)	$3,749,490,209

	Total Common Stocks (proceeds $4,368,826,345)	$4,311,584,437

	Total Securities Sold, Not Yet Purchased (proceeds $4,368,826,345)	$4,311,584,437

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	June 30, 2024 Percentage of Net Assets (%)
Advertising Agencies	0.44
Advertising Services	0.31
Aerospace / Defense	0.62
Airlines	0.38
Apparel Manufacturers	0.07
Applications Software	0.13
Auto - Cars / Light Trucks	6.39
Auto / Truck Parts & Equipment - Original	0.17
Broadcasting Services / Programming	0.12
Cable / Satellite TV	0.88
Cellular Telecommunications	1.76
Commercial Banks Non-US	0.31
Commercial Banks - Eastern US	0.17
Commercial Banks - Western US	0.30
Commercial Services - Finance	0.88
Computers	0.59
Computer Data Security	1.34
Computer Services	2.40
Computer Software	0.52
Computers - Peripheral Equipment	0.25
Consulting Services	0.55
Consumer Products - Miscellaneous	0.40
Cruise Lines	0.37
Diversified Manufacturers Operations	0.24
E-Commerce / Products	0.43
Electric - Integrated	0.13
Electronic Components - Semiconductors	11.06

Securities Sold, Not Yet Purchased - By Industry	June 30, 2024 Percentage of Net Assets (%)
Enterprise Software / Services	0.72
Finance - Credit Card	0.12
Food - Miscellaneous / Diversified	2.63
Hotels & Motels	0.83
Internet Content - Entertainment	0.17
Internet Content - Information / Networks	1.11
Internet Security	0.57
Investment Management / Advisory Services	1.04
Machinery - Farm	0.21
Medical - Biomedical / Genetics	0.56
Medical - Drugs	1.13
Metal Processors & Fabrication	0.00
Private Equity	1.14
Real Estate Management / Services	0.93
REITS - Health Care	0.23
REITS - Office Property	2.09
REITS - Regional Malls	0.09
REITS - Shopping Centers	0.36
REITS - Storage	0.73
Retail - Drug Store	0.02
Retail - Major Department Store	0.43
Retail - Miscellaneous / Diversified	0.10
Retail - Regional Department Store	0.68
Semiconductor Components - Integrated Circuits	0.15
Telephone - Integrated	0.98
Transport - Services	0.87
Wireless Equipment	0.24

Total Securities Sold, Not Yet Purchased	49.34%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Swap Contracts – 4.94%
	Total Return Swap Contracts - Appreciation – 5.93%
	Japan – 0.18%
	Audio / Video Products – 0.18%
$(34,392,870)	3/4/2026	Sharp Corp	$15,286,392

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$15,286,392

	Spain – 0.07%
	Building - Heavy Construction – 0.07%
25,141,362	2/26/2027	Cellnex Telecom SA	6,549,022

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$6,549,022

	Sweden – 0.01%
	Auto - Cars / Light Trucks – 0.01%
(7,447,913)	12/11/2026	Volvo Car AB, Class B	941,900

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Sweden		$941,900

	Taiwan – 0.04%
	Electronic Components - Miscellaneous – 0.00%
(7,550,957)	3/4/2026	AUO Corp	110,486

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Taiwan (continued)
	Power Conversion / Supply Equipment – 0.04%
$76,413,607	3/4/2026	Delta Electronics Inc	$3,440,378

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.00%
(41,718,838)	3/4/2026	United Microelectronics Corp	48,863

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 1.88%**.

	Total Taiwan		$3,599,727

	United Kingdom – 0.04%
	Food - Retail – 0.04%
(9,994,353)	12/11/2026	Marks & Spencer Group PLC	3,283,926

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$3,283,926

	United States – 5.59%
	Private Equity – 0.63%
108,486,033	3/4/2025	Carlyle Group Inc	54,985,995

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States (continued)
	Web Portals / ISP – 4.96%
$227,672,298	3/4/2025	Alphabet Inc, Class A	$433,482,790

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$488,468,785

	Total Return Swap Contracts - Appreciation ****		$518,129,752

	Total Return Swap Contracts - Depreciation – 0.99%
	Australia – 0.09%
	Commercial Banks Non-US – 0.09%
(27,541,389)	12/23/2024	Commonwealth Bank of Australia	7,490,145

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$7,490,145

	Brazil – 0.20%
	Finance - Other Services – 0.20%
65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	17,868,271

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA - Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$17,868,271

	Japan – 0.66%
	Office Automation & Equipment – 0.06%
(61,948,652)	3/4/2026	Canon Inc	5,073,958

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	Japan (continued)
	Office Automation & Equipment (continued)

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

$ (27,510,298)	3/4/2026	Ricoh Company Ltd	$375,383
		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			5,449,341

	Semiconductor Equipment – 0.60%
(148,766,198)	3/4/2026	Advantest Corp	26,098,277

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.
(65,300,995)	3/4/2026	Tokyo Electron Ltd	26,464,376

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			52,562,653

	Total Japan		$58,011,994

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		June 30, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Depreciation (continued)
	United Kingdom – 0.04%
	Aerospace / Defense – 0.01%
51,961,795	12/11/2026	Rolls-Royce Holdings PLC	1,199,114

		Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.
	Cosmetics & Toiletries – 0.02%
$(48,704,495)	2/26/2027	Unilever PLC	$1,455,987

		Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

	Retail - Apparel / Shoes – 0.01%
(11,019,566)	12/11/2026	Next PLC	848,027

		Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Next PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$3,503,128

	Total Return Swap Contracts - Depreciation *****		$86,873,538

	Total Swap Contracts, net		$431,256,214

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of June 30, 2024.

***	The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.
****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	June 30, 2024 Percentage of Net Assets (%)
Aerospace / Defense	(0.01)
Audio / Video Products	0.18
Auto - Cars / Light Trucks	0.01
Building - Heavy Construction	0.07
Commercial Banks Non-US	(0.09)
Cosmetics & Toiletries	(0.02)
Electronic Components - Miscellaneous	0.00
Finance - Other Services	(0.20)
Food - Retail	0.04

Swap Contracts - By Industry	June 30, 2024 Percentage of Net Assets (%)
Office Automation & Equipment	(0.06)
Power Conversion / Supply Equipment	0.04
Private Equity	0.63
Retail - Apparel / Shoes	(0.01)
Semiconductor Components - Integrated Circuits	0.00
Semiconductor Equipment	(0.60)
Web Portals / ISP	4.96

Total Swap Contracts	4.94%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—JUNE 30, 2024 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the nine months ended June 30, 2024.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of June 30, 2024.

	Level 1	Level 2	Level 3	Balance June 30, 2024
Assets
Investment Securities
Common Stocks	$9,370,261,085	$-	$-	$9,370,261,085
Short-Term Securities	281,647,916	-	-	281,647,916
Purchased Options	847,732,591	17,950,298	-	865,682,889
Net Unrealized Appreciation on
Total Return Swap Contracts	-	431,256,214	-	431,256,214

Total Assets	$10,499,641,592	$449,206,512	$-	$10,948,848,104

Liabilities
Securities Sold, Not Yet Purchased Common Stocks	$4,311,584,437	$-	$-	$4,311,584,437

Total Liabilities	$4,311,584,437	$-	$-	$4,311,584,437

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2024 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported bid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the nine months ended June 30, 2024, no portfolio securities or liabilities were subject to Fair Value Determination.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2024 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At June 30, 2024, the net amount of the fair value of the above-mentioned investments was $431,256,214.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2024 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

b.	Call and Put Options on Individual Securities (continued)

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At June 30, 2024, the fair value of the above-mentioned investments was $847,732,591.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At June 30, 2024, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At June 30, 2024, the fair value of the currency options was $17,950,298.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS— JUNE 30, 2024 (Unaudited) (continued)

4.	Federal Income Tax Information

During the year ended September 30, 2023, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2023, the Fund had $681,459,427 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2022 and certain ordinary losses realized after December 31, 2022 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2023, the Fund incurred and elected to defer qualified late-year ordinary loss of $178,533,421 and post-October capital losses of $430,360,853.

As of September 30, 2023, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(1,290,353,701)
Net unrealized appreciation/depreciation:	1,612,263,169

Total	$321,909,468

As of June 30, 2024, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$3,656,208,509
Excess of tax cost over value gross depreciation	(659,428,072)

Net unrealized appreciation	$2,996,780,437

5.	Subsequent Events

In July 2024, the Fund’s Valuation Procedures were amended to value exchange-traded options based on the mid-point between the bid and ask prices on the exchanges where such options are traded.

The Fund has determined that no other material events or transactions occurred subsequent to June 30, 2024 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”